Income tax expense/(benefit) (Tables)	12 Months Ended
Dec. 31, 2024
Income tax expense/(benefit)
Schedule of Reconciliation of effective tax charge

	2024	2023	2022
	$’000	$'000	$'000
Current taxes
Current year	75,339	114,055	109,044
Prior years	121	375	(202)
Total current tax charge	75,460	114,430	108,842

Deferred income taxes (note 16)
Current year	(34,803)	(32,048)	(183,495)
Prior years	(6,700)	25,146	(360)
Total deferred income tax credit	(41,503)	(6,902)	(183,855)

Total taxation charge/(credit)	33,957	107,528	(75,013)

Reconciliation of effective tax charge/(credit)
Loss before income tax	(1,610,244)	(1,880,650)	(543,979)

Tax calculated at domestic tax rates applicable to income in respective countries	(528,810)	(638,254)	(193,643)
Tax effects of:
Income not subject to taxation(a)	(40,361)	(21,771)	(6,687)
Expenses not deductible for tax purposes	70,353	89,958	75,197
Movement in deferred tax assets not recognized(b)	516,234	633,448	79,477
Change in tax base(c)	—	1,769	(74,291)
Prior year (over)/under provision(d)	(6,622)	25,521	(562)
Goodwill impairment(e)	30,688	—	40,937
Withholding tax on subsidiary dividends	5,169	3,742	5,967
Effects of changes in tax rates	—	(849)	(4,845)
Movement in uncertain tax positions	(12,438)	9,524	6,501
Other	(256)	4,440	(3,064)
Total tax charge/(credit)	33,957	107,528	(75,013)

Current income tax receivables	2,250	3,755	1,174
Current income tax payables	(49,879)	(75,612)	(70,008)
	(47,629)	(71,857)	(68,834)
(a)	Income not subject to taxation in the year ended December 31, 2024, includes $21.6 million relating to the gain on the disposal of the Group’s 70% interest in IHS Kuwait Limited. For the year ended December 31, 2023, income not subject to taxation primarily related to profits of Global Independent Connect Limited, a subsidiary in Nigeria, which are exempt from tax since this subsidiary benefits from pioneer status.
(b)	Deferred tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable income.

The movement in deferred tax assets not recognized decreased from $633.4 million in the year ended December 31, 2023, to $516.2 million in the year ended December 31, 2024. In both years, significant finance costs arose principally in relation to unrealized foreign exchange losses arising on intragroup loans owed by the Group’s Nigerian subsidiaries resulting from the devaluation of the Naira. These gave rise to potential temporary differences which were only partially recognized.

(c)	Change of tax base amounts relate to the legal mergers in 2021, 2022, and 2023 of businesses acquired by the Group in Brazil with Group holding companies.
(d)	For the year the year ended December 31, 2023, the prior year under provision of $25.5 million primarily related to the derecognition of $20.6 million of deferred tax assets as a result of obtaining greater clarity on the treatment of certain expenses arising in 2022 with respect to Brazil.
(e)	As a result of goodwill impairment in the Latam tower businesses group of of CGUs for the year, the Group reassessed recoverability of the related deferred tax assets and determined that no change to the position that deferred tax assets are recognized was required. Accordingly, a $30.7 million adjusting item arose in the year ended December 31, 2024.

Schedule of movement in the current income tax

	2024	2023	2022
	$’000	$'000	$'000

At January 1	(71,857)	(68,834)	(68,706)
Charged to income or loss	(75,460)	(114,430)	(108,842)
Paid during the year	38,629	45,411	51,245
Withholding tax netting off	40,991	57,565	54,878
Exchange differences	20,068	8,431	2,591
At December 31	(47,629)	(71,857)	(68,834)